As filed with the Securities and Exchange Commission on May 16, 2011.

SEC File Number 811-05631
033-23452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 35

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 36

FIRST PACIFIC MUTUAL FUND, INC.
(Exact name of Registrant as Specified in Charter)

2756 Woodlawn Drive, #6-201, Honolulu, Hawaii   96822
(Address of Principal Executive Office)

Registrant's telephone number, including area code:  (808) 988-8088

Terrence Lee, President; First Pacific Mutual Fund, Inc.;
2756 Woodlawn Drive, #6-201, Honolulu, Hawaii  96822
(Name and Address of Agent for Service)

Please send copies of all communications to: Audrey C. Talley, Esquire Drinker Biddle & Reath, LLP One Logan Square, Suite #2000 Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective
(check appropriate box)

_x___	immediately upon filing pursuant to paragraph (b)
_____	on _________ pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on _________ pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on _________ pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 34 filed March 2, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended, the Fund has duly caused this Post-Effective Amendment No. 35 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 16th day of May, 2011.

FIRST PACIFIC MUTUAL FUND, INC.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director,	May 16, 2011
Terrence K.H. Lee	President and CEO

/s/ Clayton W.H. Chow	Director	May 16, 2011
Clayton W.H. Chow

/s/ Lynden M. Keala	Director	May 16, 2011
Lynden M. Keala

/s/ Stuart S. Marlowe	Director	May 16, 2011
Stuart S. Marlowe

/s/ Nora B. Simpson	Treasurer	May 16, 2011
Nora B. Simpson	(Chief Financial Officer)

/s/ Karen T. Nakamura	Director	May 16, 2011
Karen T. Nakamura

/s/ Kim F. Scoggins	Director	May 16, 2011
Kim F. Scoggins

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase